UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: Septemeber 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 22, 2009

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   47

FORM 13F INFORMATION TABLE VALUE TOTAL:   $94,345,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     2929    86405 SH       SOLE                    85550
ARCHER-DANIELS-MID             COM              039483102     2722    93145 SH       SOLE                    92275
AT&T INC                       COM              00206R102     2427    89860 SH       SOLE                    88970
BECTON DICKINSON               COM              075887109     2066    29615 SH       SOLE                    29285
BRISTOL MYERS SQUIBB CO        COM              110122108     2430   107905 SH       SOLE                   106825
CATERPILLAR INC                COM              149123101     2592    50500 SH       SOLE                    50000
CHEVRON CORP                   COM              166764100     3123    44348 SH       SOLE                    43948
CHUBB CORP COM                 COM              171232101     2799    55525 SH       SOLE                    54975
CONOCOPHILLIPS                 COM              20825C104     1971    43634 SH       SOLE                    43204
CONSOLIDATED EDISON COM        COM              209115104     3080    75225 SH       SOLE                    74475
DU PONT E I DE NEMOURS COM     COM              263534109     2865    89135 SH       SOLE                    88185
EMERSON ELECTRIC               COM              291011104     2463    61455 SH       SOLE                    60865
EXXON MOBIL CORP               COM              30231G102     3607    52574 SH       SOLE                    52169
GYMBOREE CORP COM              COM              403777105      367     7576 SH       SOLE                     7576
HALLIBURTON                    COM              406216101     2898   106875 SH       SOLE                   105785
HOME DEPOT, INC.               COM              437076102     2231    83765 SH       SOLE                    82925
HONEYWELL INTL INC COM         COM              438516106     2007    54035 SH       SOLE                    53465
HUDSON CITY BANCORP COM        COM              443683107     2264   172150 SH       SOLE                   170460
INTEL CORP                     COM              458140100     2239   114424 SH       SOLE                   113099
INTERNATIONAL BUS MACH COM     COM              459200101     3661    30610 SH       SOLE                    30300
JOHNSON & JOHNSON              COM              478160104     2799    45973 SH       SOLE                    45513
KIMBERLY CLARK                 COM              494368103     2541    43085 SH       SOLE                    42675
MCGRAW-HILL                    COM              580645109     1650    65615 SH       SOLE                    65015
MONSANTO CO NEW COM            COM              61166W101     1603    20717 SH       SOLE                    20717
NATIONAL FUEL GAS              COM              636180101     3220    70285 SH       SOLE                    69585
NORDSTROM                      COM              655664100     2471    80910 SH       SOLE                    80120
NUCOR CORP COM                 COM              670346105     2569    54640 SH       SOLE                    54105
PEPSICO INC                    COM              713448108     2752    46915 SH       SOLE                    46475
PNC FINL SVCS GROUP COM        COM              693475105      290     5960 SH       SOLE                     5960
PUBLIC SVC ENTERPRISE COM      COM              744573106      283     8990 SH       SOLE                     8990
SYSCO CORP                     COM              871829107     2199    88510 SH       SOLE                    87550
TEXAS INSTRUMENTS              COM              882508104     3083   130160 SH       SOLE                   128860
UNION PACIFIC                  COM              907818108     2156    36945 SH       SOLE                    36525
UNITED TECHNOLOGIES            COM              913017109     3050    50055 SH       SOLE                    49595
VERIZON COMMUNICATIONS INC     COM              92343V104     2554    84386 SH       SOLE                    83531
WYETH COM                      COM              983024100      576    11850 SH       SOLE                    11850
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       54    12135 SH       SOLE                    12135
FIBROGEN INC B PFD PRIVATE PLA OTHER            31572Q303        0    76923 SH       SOLE                    76923
ISHARES TR HIGH YLD CORP       OTHER            464288513      595     6885 SH       SOLE                     6885
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827      679     8483 SH       SOLE                     8483
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835      674     8474 SH       SOLE                     8474
VANGUARD INDEX FDS REIT ETF    OTHER            922908553      458    11052 SH       SOLE                    11052
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     1525    41508 SH       SOLE                    41508
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     1364    28743 SH       SOLE                    28743
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     1664    36792 SH       SOLE                    36792
WISDOMTREE TRUST MDCP EARN FUN OTHER            97717W570     1458    35944 SH       SOLE                    35944
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1336    33219 SH       SOLE                    33219